Note 5 - Notes Payable - 10Q (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Note 5 - Notes Payable - 10Q (Details) [Line Items]
Interest Expense, Debt	$ 36,000	$ 9,000	$ 500,000	$ 22,000	$ 100,000
Debt Instrument, Convertible, Beneficial Conversion Feature		1,000	100,000	1,000	31,000
Fair Value Adjustment of Warrants			$ 100,000
Notes Payable, Other Payables [Member] | Excluding the Beneficial Conversion Feature and Value of Warrants [Member]
Note 5 - Notes Payable - 10Q (Details) [Line Items]
Debt, Weighted Average Interest Rate	61.00%		61.00%
Notes Payable, Other Payables [Member]
Note 5 - Notes Payable - 10Q (Details) [Line Items]
Debt, Weighted Average Interest Rate	191.00%		191.00%		37.62%